Cash and Cash Equivalents (Details) - Schedule of Reconciliation of Cash and Cash Equivalents to Statement of Cash Flows - CLP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Cash and due from banks:
Cash	[1]	$ 929,034	$ 947,669
Deposit in Chilean Central Bank	[1]	590,426	384,230
Deposits in domestic banks		17,052	116,541
Deposits in abroad banks		928,136	1,316,444
Subtotal - Cash and due from banks		2,464,648	2,764,884
Net transactions in the course of settlement	[2]	58,634	90,404
Others cash equivalents	[3]	467,750	296,840
Total cash and cash equivalents		$ 2,991,032	$ 3,152,128

[1]	The level of funds in cash and in the Central Bank of Chile responds to regulations on reserve requirements that the bank must maintain on average in monthly periods.
[2]	Ongoing clearance operations correspond to transactions in which only the settlement remains that will increase or decrease the funds in the Central Bank of Chile or in local and foreign banks, normally within 12 or 24 business hours.
[3]	Refers to financial instruments that meet the criteria to be considered as “cash equivalents” as defined by IAS 7, i.e., to qualify as “cash equivalents” investments in debt financial instruments must be: short-term with an original maturity of 90 days or less from the date of acquisition, highly liquid, readily convertible to known amounts of cash from the date of initial investment, and that the financial instruments are exposed to an insignificant risk of changes in their value.